LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Loss Per Share Calculation
Loss per share is calculated as follows:

	For the year ended December 31, 2016	For the year ended December 31, 2017	For the year ended December 31, 2018	For the year ended December 31, 2018
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net loss attributable to ordinary shareholders before accretion on redeemable noncontrolling interest	(593,781,589)	(118,165,850)	(217,092,926)	(31,574,856)
Accretion on redeemable noncontrolling interest	(82,890,188)	(57,126,233)	(40,918,773)	(5,951,389)
Net loss attributable to ordinary shareholders	(676,671,777)	(175,292,083)	(258,011,699)	(37,526,245)

Denominator:

Denominator for basic and diluted loss per share – weighted-average shares outstanding	23,874,102	33,426,448	62,114,760	62,114,760

Loss per share
- Basic and diluted	(28.34)	(5.24)	(4.15)	(0.60)